Investment in Direct Financing Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Investment in Direct Financing Leases
8. Investment in Direct Financing Leases
Investment in direct financing leases at March 31, 2019 consists of the following:

Millions of yen
2019
Total Minimum lease payments to be received	¥1,312,418
Less : Estimated executory costs	(60,787)
Minimum lease payments receivable	1,251,631
Estimated residual value	37,655
Initial direct costs	6,337
Unearned lease income	(139,991)

¥1,155,632

Included in finance revenues in the consolidated statements of income are direct financing leases revenues of ¥59,900 million and ¥58,246 million for fiscal 2018 and 2019, respectively.
Gains and losses from the disposition of direct financing lease assets, which were included in finance revenues, were not material for fiscal 2018 and 2019.
For further information about net investment in
leases
for fiscal 2020, see Note 7 of “Leases.”